Stock options (Tables)	12 Months Ended
Dec. 31, 2013
Fair values of options granted using weighted average assumptions
The fair values of options granted in fiscal years ended December 31, 2013 and 2012 were estimated on the date the options were granted based on the Black-Scholes option-pricing model, using the following weighted average assumptions:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Expected dividend	0%	0%
Risk-free interest rate	1.10-1.73%	1.09–1.26%
Expected volatility	144-175%	118-133%
Expected life	7 years	7 years

Currency, Canadian Dollar [Member]
Options granted under the stock option plan are exercisable
The following options granted under the stock option plan are exercisable in Canadian dollars:

		Exercise Price in Canadian Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2011	4,171	0.54-0.81	$0.78
Granted	-	-	-
Exercised	-	-	-
Forfeited or expired	-	-	-
Outstanding at December 31, 2012	4,171	0.54-0.81	0.78
Granted	-	-	-
Exercised	-	-	-
Forfeited or expired	(78)	0.81	0.81
Outstanding at December 31, 2013	4,093	$0.54-0.81	$0.79

Options reinstated agreement either expired and cancelled prior to the agreed severance
Price in Canadian Dollars	# outstanding and exercisable at December 31, 2013	Weighted average remaining life (years)
$0.54	88	4.26
$0.63	303	4.21
$0.81	3,702	3.97
TOTAL	4,093	3.99

Currency, U.S. Dollar [Member]
Options granted under the stock option plan are exercisable
The following options granted under the stock option plan are exercisable in U.S. dollars:

		Exercise Price in U.S. Dollars
	Number of Options	Range	Weighted- average
Outstanding at December 31, 2011	963	$0.50 - 24.30	$8.51
Granted	1,137	0.15 - 0.56	0.32
Exercised	-	-	-
Forfeited or expired	(773)	5.04 – 24.30	9.92
Outstanding at December 31, 2012	1,327	0.15 - 11.34	0.67
Granted	315	0.24 - 0.98	0.32
Exercised	-	-	-
Forfeited or expired	(11)	5.22 - 10.26	10.14
Outstanding at December 31, 2013	1,631	$0.15-10.26	$0.60

Options reinstated agreement either expired and cancelled prior to the agreed severance
Price in US Dollars	# Outstanding and Exercisable at December 31, 2013	Remaining life (years)
$0.15	33	5.71
$0.18	61	5.45
$0.20	254	5.33
$0.24	250	6.74
$0.32	31	6.71
$0.35	689	5.97
$0.50	94	4.95
$0.56	100	6.05
$0.63	44	4.70
$0.80	25	6.35
$0.98	10	6.47
$1.80	4	1.73
$5.04	7	0.23
$5.22	2	1.42
$7.20	2	0.71
$10.26	12	0.38
$11.34	13	0.13
	1,631	5.73